Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement [Text Block]	cfstii2_SupplementTextBlock
Supplement dated June 25, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Opportunities Fund	12/1/2013
Effective immediately, the following changes are made to the Fund's prospectus.

The sixth and seventh paragraphs under the caption "Principal Investment Strategies" in the "Summary of the Fund" section and the sixth through eighth paragraphs under the caption "Principal Investment Strategies" in the "More Information About the Fund" section are hereby deleted and replaced with the following:
In addition to investing in individual securities and shares of affiliated funds, the investment manager may use exchange-traded funds (ETFs) and derivative instruments, including forward foreign currency contracts, futures (including commodity-linked, currency, equity, fixed income, index and interest rate futures) and commodity-linked structured notes and swaps, in an effort to enhance returns, to hedge existing positions, to manage the Fund's overall risk exposure, to increase market and credit exposure, to increase investment flexibility (including using the derivative as a substitute for a position in a security, currency, commodity, asset, or other instrument or reference) and/or to change the effective duration of the Fund's portfolio. Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, currency, asset, or other instrument or reference.

Columbia Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii2_SupplementTextBlock
Supplement dated June 25, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Opportunities Fund	12/1/2013
Effective immediately, the following changes are made to the Fund's prospectus.

The sixth and seventh paragraphs under the caption "Principal Investment Strategies" in the "Summary of the Fund" section and the sixth through eighth paragraphs under the caption "Principal Investment Strategies" in the "More Information About the Fund" section are hereby deleted and replaced with the following:
In addition to investing in individual securities and shares of affiliated funds, the investment manager may use exchange-traded funds (ETFs) and derivative instruments, including forward foreign currency contracts, futures (including commodity-linked, currency, equity, fixed income, index and interest rate futures) and commodity-linked structured notes and swaps, in an effort to enhance returns, to hedge existing positions, to manage the Fund's overall risk exposure, to increase market and credit exposure, to increase investment flexibility (including using the derivative as a substitute for a position in a security, currency, commodity, asset, or other instrument or reference) and/or to change the effective duration of the Fund's portfolio. Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, currency, asset, or other instrument or reference.